Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
Principal subsidiaries [Abstract]
Schedule Of Information About Subsidiaries Explanatory
As of December 31, 2024, the Company’s principal subsidiaries were as follows:

Company Name	Place of incorporation /establishment	Group’s effective interest (direct or indirect)	Principal activities
WeRide Corp.	the U.S.	100%	Research and development of autonomous driving technology
WeRide HK	the PRC Hong Kong	100%	Holding company
WeRide (Singapore) Pte. Ltd.	Singapore	100%	Sales of autonomous driving products and provision of related services
WeRide Middle East General Trading Ltd.	Abu Dhabi	100%	Sales of autonomous driving products and provision of related services
Guangzhou Wenyuan	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Guangzhou Jingqi	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wenyuan Yuexing (Guangdong) Travel Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wenyuan Suxing (Jiangsu) Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wuxi WeRide Intelligent Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Shanghai Wenyuan Zhixing Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Shenzhen Wenyuan Zhixing Intelligent Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Wenyuan Jingxing (Beijing) Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Taizhou Wenyuan Zhixing Intelligent Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services
Shanghai Wenyuan Zhixing Automotive Technology Co., Ltd.	Chinese Mainland	100%	Sales of autonomous driving products and provision of related services